CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Preferred Stock - Series A	Preferred Stock - Series B	Preferred Stock - Series C	Preferred Stock - Series D	Preferred Stock - Series E
Balance at Dec. 31, 2014	$ 39,851,965	$ 1,975	$ 158,018,742	$ 0	$ (118,168,753)	$ 0	$ 0	$ 0	$ 0	$ 1
Balance (in shares) at Dec. 31, 2014		19,745,170								9,425
Issuance of common stock for cash	10,461,842	$ 196	10,461,646	0	0	0	0	0	0	$ 0
Issuance of common stock for cash (in shares)		1,962,501
Issuance of common stock in connection with the conversion of preferred stock	0	$ 1	(1)	0	0	0	0	0	0	$ 0
Issuance of common stock in connection with the conversion of preferred stock (in shares)		9,822								(50)
Issuance of common stock for vested restricted stock grants	0	$ 1	(1)	0	0	0	0	0	0	$ 0
Issuance of common stock for vested restricted stock grants (in shares)		5,556
Stock-based compensation in connection with vested restricted common stock grants	2,025,258	$ 0	2,025,258	0	0	0	0	0	0	0
Stock-based compensation in connection with stock warrant grant	24,309	0	24,309	0	0	0	0	0	0	0
Issuance of common stock for services	24,300
Net loss	(19,123,933)	0	0	0	(19,123,933)	0	0	0	0	0
Balance at Dec. 31, 2015	33,239,441	$ 2,173	170,529,953	0	(137,292,686)	0	0	0	0	$ 1
Balance (in shares) at Dec. 31, 2015		21,723,049								9,375
Issuance of common stock for cash	19,795,476	$ 654	19,794,822	0	0	0	0	0	0	$ 0
Issuance of common stock for cash (in shares)		6,544,412
Issuance of common stock in connection with the conversion of preferred stock	0	$ 13	(13)	0	0	0	0	0	0	$ 0
Issuance of common stock in connection with the conversion of preferred stock (in shares)		130,669								(429)
Issuance of common stock for services	55,599	$ 1	55,598	0	0	0	0	0	0	$ 0
Issuance of common stock for services (In Shares)		15,323
Stock-based compensation in connection with restricted common stock unit grants	1,725,417	$ 0	1,725,417	0	0	0	0	0	0	0
Cancellation of common stock	0	$ (2)	2	0	0	0	0	0	0	0
Cancellation of common stock (In shares)		(24,075)
Preferred stock deemed dividend	0	$ 0	3,599,565	0	(3,599,565)	0	0	0	0	0
Net loss	(15,635,575)	0	0	0	(15,635,575)	0	0	0	0	0
Balance at Dec. 31, 2016	$ 39,180,358	$ 2,839	$ 195,705,344	$ 0	$ (156,527,826)	$ 0	$ 0	$ 0	$ 0	$ 1
Balance (in shares) at Dec. 31, 2016		28,389,378								8,946